Shareowners' Equity (Shares of GE Preferred Stock) (Details) - USD ($) $ / shares in Units, $ in Millions	Oct. 17, 2008	Jan. 20, 2016	Dec. 31, 2015		Dec. 03, 2015	Dec. 31, 2014		Dec. 31, 2013	Oct. 17, 2013	Dec. 31, 2012	Oct. 16, 2008
Shares of Preferred Stock
Preferred stock, shares issued			5,944,250								30,000
Preferred stock, value, issued			$ 6		$ 5,944	$ 0		$ 0
Preferred Stock, Shares Outstanding			5,944,250			0
Number of Securities Called by Warrants									10,700,000
Noncontrolling interests			$ 1,864	[1]		$ 8,674	[1]	$ 6,217		$ 5,444
Preferred stock
Shares of Preferred Stock
Preferred Stock, Par or Stated Value Per Share			$ 1
Preferred Stock Shares Authorized			50,000,000
Preferred Stock, Shares Outstanding			5,944,250
Number Of Common Stock Shares Warrants Can Purchase	134,831,460
Common stock
Shares of Preferred Stock
Cumulative Percentage Of Dividends On Preferred Stock	10.00%
Series A
Shares of Preferred Stock
Preferred stock, shares issued					2,777,625
Preferred stock, value, issued		$ 2,687			$ 2,778
Series B
Shares of Preferred Stock
Preferred stock, shares issued					2,072,525
Preferred stock, value, issued		2,008			$ 2,073
Series C
Shares of Preferred Stock
Preferred stock, shares issued					1,094,100
Preferred stock, value, issued		999			$ 1,094
Series D
Shares of Preferred Stock
Preferred stock, value, issued		$ 5,694
GE Capital
Shares of Preferred Stock
Preferred stock, value, issued			$ 6			0
Noncontrolling interests			$ 486			$ 2,899

[1]	(c) Included AOCI attributable to noncontrolling interests of $ (264) million and $ (194) milli on at December 31, 2015 and 2014 , respectively.